Long-term and Short-term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term and Short-term Debt
12. Long-term and Short-term Debt
Long-term and short-term debt outstanding was as follows:

								December 31,
	Interest Rates (1)							2016				2015
	Range			Weighted Average	Maturity			Face Value	Unamortized Discount	Unamortized Issuance Costs	Carrying Value	Face Value	Unamortized Discount	Unamortized Issuance Costs	Carrying Value (2)
								(In millions)
Senior notes	1.76%	-	7.72%	4.94%	2017	-	2046	$15,597	$(30)	$(62)	$15,505	$17,025	$(31)	$(67)	$16,927
Surplus notes	7.63%	-	7.88%	7.79%	2024	-	2025	507	(4)	(2)	501	507	(5)	(2)	500
Other notes	1.62%	-	6.49%	4.23%	2017	-	2027	420	—	(5)	415	420	—	(5)	415
Capital lease obligations								8	—	—	8	9	—	—	9
Total long-term debt (3)								16,532	(34)	(69)	16,429	17,961	(36)	(74)	17,851
Total short-term debt								242	—	—	242	100	—	—	100
Total								$16,774	$(34)	$(69)	$16,671	$18,061	$(36)	$(74)	$17,951
__________________

(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2016.

(2)	Net of $74 million of unamortized issuance costs, which were reported in other assets at December 31, 2015.

(3)	Excludes $12 million and $11 million of long-term debt relating to CSEs — FVO at December 31, 2016 and 2015, respectively. See Note 10.
The aggregate maturities of long-term debt at December 31, 2016 for the next five years and thereafter are $1.0 billion in 2017, $1.0 billion in 2018, $1.0 billion in 2019, $838 million in 2020, $998 million in 2021 and $11.5 billion thereafter.
Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior notes and other notes, followed by subordinated debt which consists of junior subordinated debt securities (see Note 14). Payments of interest and principal on the Company’s surplus notes, which are subordinate to all other obligations at the operating company level and are senior to obligations at MetLife, Inc., may be made only with the prior approval of the insurance department of the state of domicile. The Company’s collateral financing arrangement (see Note 13) is supported by surplus notes of a subsidiary and, accordingly, has priority consistent with other such obligations.
Certain of the Company’s debt instruments and committed facilities, as well as its credit facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2016.
Senior Notes — Senior Debt Securities Underlying Common Equity Units
In November 2010, in connection with the financing of the acquisition of American Life Insurance Company (“American Life”) and Delaware American Life Insurance Company (“DelAm”), (collectively “ALICO”), MetLife, Inc. issued to ALICO Holdings LLC (now AM Holdings LLC (“AM Holdings”)) $3.0 billion (estimated fair value of $3.0 billion) of three series of debt securities (the “Series C Debt Securities,” the “Series D Debt Securities,” and the “Series E Debt Securities,” collectively, the “Debt Securities”), which constituted a part of the common equity units more fully described in Note 15.
In October 2014, MetLife, Inc. closed the successful remarketing of senior debt securities underlying the common equity units. The Series E Debt Securities were remarketed in September and October 2014 as 1.903% Series E senior debt securities Tranche 1 due December 2017 and 4.721% Series E senior debt securities Tranche 2 due December 2044. The Series D Debt Securities and the Series C Debt Securities were previously remarketed in 2013 and 2012, respectively. MetLife, Inc. did not receive any proceeds from the remarketings.
Senior Notes — Other Issuances and Repayment
In November 2015, MetLife, Inc. issued $500 million of senior notes due in November 2025 which bear interest at a fixed rate of 3.60%, payable semi-annually. Also in November 2015, MetLife, Inc. issued $750 million of senior notes due in May 2046 which bear interest at a fixed rate of 4.60%, payable semi-annually. In connection with the issuances, MetLife, Inc. incurred $10 million of related costs which have been capitalized and are being amortized over the terms of the senior notes.
In March 2015, MetLife, Inc. issued $500 million of senior notes due in March 2025 which bear interest at a fixed rate of 3.00%, payable semi-annually. Also in March 2015, MetLife, Inc. issued $1.0 billion of senior notes due in March 2045 which bear interest at a fixed rate of 4.05%, payable semi-annually. In connection with the issuances, MetLife, Inc. incurred $12 million of related costs which have been capitalized and are being amortized over the terms of the senior notes.
In May 2014, MetLife, Inc. redeemed $200 million aggregate principal amount of its 5.875% senior notes due November 2033 at par.
In April 2014, MetLife, Inc. issued $1.0 billion of senior notes due April 2024 which bear interest at a fixed rate of 3.60%, payable semi-annually. In connection with the issuance, MetLife, Inc. incurred $5 million of related costs which have been capitalized and are being amortized over the term of the senior notes.
Other Notes
In December 2015, MetLife Private Equity Holdings, LLC (“MPEH”), a wholly-owned indirect investment subsidiary of MLIC, entered into a five-year credit agreement (the “MPEH Credit Agreement”) and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at both December 31, 2015 and 2016. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to MLIC and MetLife, Inc.
Short-term Debt
Short-term debt with maturities of one year or less was as follows:

	December 31,
	2016	2015
	(Dollars in millions)
Commercial paper	$100	$100
Short-term borrowings	142	—
Total short-term debt	$242	$100
Average daily balance	$135	$100
Average days outstanding	21 days	68 days

During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate on short-term debt was 1.32%, 0.15% and 0.10%, respectively.
Interest Expense
Interest expense included in other expenses was $874 million, $890 million and $871 million for the years ended December 31, 2016, 2015 and 2014, respectively. Such amounts do not include interest expense on long-term debt related to CSEs — FVO, the collateral financing arrangement, or junior subordinated debt securities. See Notes 13 and 14.
Credit and Committed Facilities
At December 31, 2016, the Company maintained a $4.0 billion unsecured revolving credit facility and certain committed facilities aggregating $11.5 billion. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.
Credit Facilities
The Company’s unsecured revolving credit facility is used for general corporate purposes, to support the borrowers’ commercial paper programs and for the issuance of letters of credit. Total fees associated with this unsecured credit facility were $15 million, $13 million and $12 million for the years ended December 31, 2016, 2015 and 2014, respectively, and were included in other expenses. Information on the unsecured credit facility at December 31, 2016 was as follows:

Borrower(s)	Expiration	Maximum Capacity		Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019 (1), (2)	$4,000	(1) (2)	$730	$—	$3,270

__________________

(1)	All borrowings under this unsecured revolving credit facility must be repaid by May 30, 2019, except that letters of credit outstanding upon termination may remain outstanding until May 30, 2020.

(2)
In December 2016, MetLife, Inc. and MetLife Funding, Inc. entered into an agreement to amend their existing $4.0 billion unsecured revolving credit facility, which provides, among other things, that the facility will be amended and restated upon the completion of the Separation and the satisfaction of certain other conditions. As amended and restated, the unsecured revolving credit facility will provide for borrowings and the issuance of letters of credit in an aggregate amount of up to $3.0 billion. All borrowings under this amended unsecured revolving credit facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Committed Facilities
The committed facilities are used for collateral for certain of the Company’s affiliated reinsurance liabilities. Total fees associated with these committed facilities, included in other expenses, were $27 million, $29 million and $24 million for the years ended December 31, 2016, 2015 and 2014, respectively. Total fees associated with these committed facilities, included in income (loss) from discontinued operations, net of income tax, were $69 million, $61 million and $71 million for the years ended December 31, 2016, 2015 and 2014, respectively. Information on these committed facilities at December 31, 2016 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc.	June 2018 (1)	$425	$425	$—	$—
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2024 (2), (3)	400	355	—	45
MetLife Reinsurance Company of South Carolina and MetLife, Inc.	June 2037 (4)	3,500	—	2,797	703
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2037 (2), (5)	2,896	2,261	—	635
MetLife Reinsurance Company of Vermont and MetLife, Inc.	September 2038 (4)	4,250	3,000	—	1,250
Total		$11,471	$6,041	$2,797	$2,633
__________________

(1)	Capacity at December 31, 2016 of $425 million decreases in June 2017, March 2018 and June 2018 to $395 million, $200 million and $0, respectively.

(2)	MetLife, Inc. is a guarantor under the applicable facility.

(3)
Capacity at December 31, 2016 of $400 million decreases in June 2022, December 2022, June 2023, December 2023 and December 2024 to $380 million, $360 million, $310 million, $260 million and $0, respectively.

(4)	These facilities were terminated in connection with the Separation. See Note 3.

(5)
Capacity at December 31, 2016 of $2.4 billion increases periodically to a maximum of $2.9 billion in 2024, decreases periodically commencing in 2025 to $2.0 billion in 2037, and decreases to $0 after maturity in December 2037. Unused commitment of $635 million is based on maximum capacity.

In addition to the above committed facilities, see also “— Other Notes” for information about the undrawn line of credit facility in the amount of $100 million.